Annual Total Returns- Janus Henderson Enterprise Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Enterprise Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.86%)	17.61%	30.63%	11.92%	3.32%	11.90%	26.35%	(1.05%)	35.06%	20.15%